Other non-current assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets

9. Other non-current assets

Other non-current assets as of June 30, 2025 are comprised of advances to suppliers for the acquisition of fixed assets of $0.1 million and guarantees to suppliers of $0.2 million.

Other non-current assets as of December 31, 2024 are comprised of advances to suppliers for the acquisition of fixed assets of $0.1 million and guarantees to suppliers of $0.2 million.

9. Other non-current assets

Other non-current assets as of December 31, 2024 are comprised of advances to suppliers for the acquisition of fixed assets of $0.1 million and guarantees to suppliers of $0.2 million.

Other non-current assets as of December 31, 2023 are mostly comprised of guarantees to suppliers of $0.2 million.